Investment in Subsidiaries (Details Narrative) - ILS (₪) ₪ in Thousands				1 Months Ended			12 Months Ended
	Jan. 29, 2024	Dec. 19, 2023	Dec. 19, 2022	Nov. 30, 2025	Aug. 31, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 14, 2020
IfrsStatementLineItems [Line Items]
Acquisition description	the Company engaged in an agreement to purchase 100% of “Leon-Pharm” which operates five pharmacies.						the Company engaged in an agreement to purchase 50% of “New day Distribution” trading house, the closing date was in January 2025 subsequent to which the Company holds 100% of “New Day Distribution” trading house, located in Eilat.	the Company engaged in an agreement to purchase 50% of “New Day Eilat” pharmacy, subsequent to which the Company holds 100%. The pharmacy is located in Eilat.	On April 18, 2024 the Company engaged in an agreement to purchase an additional 50% of “New day Eilat” pharmacy and 50% of “New day Distribution” trading house, subsequent to which the Company holds 100% from New day Eilat, and from January 2025 the Company holds 100% from “New day Distribution” trading house. See Note 8B.
Goodwill							₪ 184	₪ 7,422
Revenue							270,200	238,845	₪ 355,553
Loans received from partners			₪ 20,000
Total assets							690,552	762,574
Total liabilities							294,195	364,903
Recognized loss from loss of control				₪ 3,266	₪ 62	₪ 1,264	₪ (36,784)	(72,793)	(63,533)
Proceeds from partner inventory income			₪ 20,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Proceeds from partner income		₪ 40,000
Measurement of fair values [member]
IfrsStatementLineItems [Line Items]
Revenue								33,135
Total comprehensive profit (loss) for the year								6,598
Measurement of fair values [member] | Total for all subsidiaries [member]
IfrsStatementLineItems [Line Items]
Total comprehensive profit (loss) for the year								₪ 39,901
Canndoc [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired							100.00%
Pharmazone [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired							100.00%
Cannolam ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired							100.00%			100.00%
Kanabo Research Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired										100.00%
Eilat pharmacy and trading house [member]
IfrsStatementLineItems [Line Items]
Loans received from partners									2,500
Total assets									4,200
Total liabilities									4,300
Recognized loss from loss of control									₪ 100